INVESTMENTS	12 Months Ended
Oct. 31, 2023
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments	INVESTMENTS
The following table summarizes the company's equity investments as of October 31, 2023 and 2022 (net book value):

	October 31,
	2023	2022
	(in millions)
Long-Term
Equity investments - without readily determinable fair value	$102	$141
Other investments - with readily determinable fair value	26	23
Trading securities	36	31
Total long-term investments	$164	$195

Equity investments without readily determinable fair value (RDFV) consist of non-marketable equity securities issued by private companies and include VIEs. These investments are accounted for using the measurement alternative at cost adjusting for impairments and observable price changes (orderly transactions for the identical or a similar security from the same issuer). The adjustments are included in net income in the period in which they occur. Other investments with RDFV consist of shares we own in a special fund and are reported at fair value, with gains or losses resulting from changes in fair value included in net income.

Trading securities, which are comprised of mutual funds, bonds and other similar instruments, other investments and deferred compensation liability are reported at fair value, with gains or losses resulting from changes in fair value recognized currently in net income.

Our investments without RDFV and marketable equity securities with RDFV are subject to periodic impairment review. The impairment analysis requires significant judgment to identify events or circumstances that would likely have a significant adverse effect on the future value of the investment.

Gains and losses reflected in other income (expense), net for our equity investments with RDFV and equity investments without RDFV are summarized below:

	Years Ended October 31,
	2023	2022	2021
	( in millions)

Net gain (loss) recognized during the period on equity securities	$(41)	$(67)	$98
Less: Net gain (loss) on equity securities sold during the period	(15)	11	6
Unrealized gain (loss) on equity securities held as of the end of the period	$(26)	$(78)	$92

Unrealized losses on our equity securities without RDFV were $26 million in 2023. Unrealized gains on our equity securities without RDFV were $6 million and $17 million in 2022 and 2021, respectively.

In 2023, net unrealized gains on our trading securities were $2 million. In 2022 and 2021, net unrealized losses were $7 million and net unrealized gains were $8 million, respectively, on our trading securities.
There were no impairments of investments in 2023, 2022 and 2021.